EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of comprehensive income and loss
Other comprehensive income, total	$ (191,713,733)	$ (34,007,464)	$ (80,623,890)
Cash flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(11,029,171)	(1,724,004)	(63,699,788)
Deferred taxes	2,029,363	340,835	20,217,065
Reclassification to the result by function	(869,910)	118,779	48,415,956
Reclassification of deferred taxes related to other reserves		82,639	(15,530,523)
Other comprehensive income, total	(9,869,718)	(1,181,751)	(10,597,290)
Majority Equity holders	(9,686,850)	(1,181,751)	(10,597,290)
Non-Controlling interests	(868)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(264,119,093)	(41,844,584)	(72,455,525)
Deferred taxes	84,571,923	9,295,546	2,476,204
Other comprehensive income, total	(179,547,170)	(32,549,038)	(69,979,321)
Majority Equity holders	(178,420,146)	(32,401,812)	(69,592,296)
Non-Controlling interests	(1,127,024)	(147,226)	(387,025)
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	(3,338,354)	53,511	(334,508)
Deferred taxes	901,356	(14,448)	89,366
Reclassification to the result by function	1,401,536	(432,518)	271,045
Reclassification of deferred taxes related to other reserves		116,780	(73,182)
Other comprehensive income, total	(2,296,845)	(276,675)	(47,279)
Majority Equity holders	(2,432,441)	$ (276,675)	(43,150)
Non-Controlling interests	$ 135,596		$ (4,129)